Preferred and Common Stock	6 Months Ended
Jun. 30, 2019
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK

NOTE 14: PREFERRED AND COMMON STOCK

Preferred Stock

Series C Convertible Preferred Stock

On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 511,733 shares of Navios Acquisition’s common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any of the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 512, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. For the purpose of calculating earnings / (loss) per share this preferred stock is treated as in-substance common stock and is allocated income / (losses) and considered in the diluted calculation.

The Company was authorized to issue up to 10,000,000 shares of $0.0001 par value preferred stock in total with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As of December 31, 2018 the Company’s issued and outstanding preferred stock consisted of the 1,000 Series C Convertible Preferred Stock.

On February 7, 2019, all of the outstanding Series C convertible preferred shares of Navios Acquisition were converted into 511,733 shares of common stock of Navios Acquisition. As of June 30, 2019, no shares of Series C Convertible Preferred Stock were issued and outstanding.

Common Stock and Puttable Common Stock

The Board of Directors of Navios Acquisition has approved 1-for-15 reverse stock split of its issued and outstanding shares of common stock and on November 9, 2018, and the reverse stock split was approved by Navios Acquisition’s stockholders. The reverse stock split was effective on November 14, 2018 and the common stock commenced trading on such date on a split adjusted basis. Please refer to Note 2.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program does not require any minimum repurchase or any specific number or amount of shares of common stock and may be suspended or reinstated at any time in Navios Acquisition’s discretion and without notice. The Board of Directors will review the program periodically. Repurchases will be subject to restrictions under Navios Acquisition’s credit facilities and indenture. As of June 30, 2019, the Company had repurchased and cancelled 735,251 shares of common stock, at a total cost of approximately $7,493.

Under the terms of the Merger with Navios Midstream on December 13, 2018, Navios Acquisition acquired all of the outstanding publicly held common units of Navios Midstream though the issuance of 3,683,284 newly issued shares of Navios Acquisition common stock in exchange for the publicly held common units of Navios Midstream at an exchange ratio of 0.42 shares of Navios Acquisition for each Navios Midstream common unit.

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

As of June 30, 2019, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 13,728,371 were issued and outstanding.

Stock based compensation

2018

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock-holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $5.36 per share (or total fair value of $693).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above amounted to $90 and $0 for the three month periods ended June 30, 2019 and 2018, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the period is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows. For the six month period ended June 30, 2019 and 2018, the effect of compensation expense arising from the stock-based arrangement described above amounted to $179 and $0, respectively.

There were no restricted stock or stock options exercised, forfeited or expired during the six month period ended June 30, 2019.

Restricted shares outstanding and not vested were 129,269 shares as of June 30, 2019 and December 31, 2018.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $502 as of June 30, 2019 and is expected to be recognized over the weighted average time to vest of 3.5 years.

2017

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $17.7 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above amounted to $141 and $272 for the three month periods ended June 30, 2019 and 2018, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the period is presented as adjustment to reconcile net (loss)/ income to net cash provided by operating activities on the statements of cash flows. For the six month period ended June 30, 2019 and 2018, the effect of compensation expense arising from the stock-based arrangement described above amounted to $281 and $541, respectively.

There were no restricted stock or stock options exercised, forfeited or expired during the six month period ended June 30, 2019.

Restricted shares outstanding and not vested were 88,741 shares as of June 30, 2019.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $693 as of June 30, 2019 and is expected to be recognized over the weighted average time to vest of 2.5 years.

Stock options

The weighted average contractual life of the 100,000 stock options outstanding, that were issued in October 2013 and vested ratably through a three year period, was 4.3 years as of June 30, 2019. There was no effect of compensation expense arising from the stock options as of June 30, 2019.